CRM Mutual Fund Trust

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

Supplement Dated April 13, 2023

to each Fund's Summary Prospectus, Prospectus and Statement of Additional Information

Dated October 28, 2022

Capitalized terms used without definition below have the meanings given to them in a Fund's Summary Prospectus, Prospectus or Statement of Additional Information, as applicable. This document should be read together with each Fund's Summary Prospectus, Prospectus and Statement of Additional Information.

Effective April 3, 2023, Mimi Morris has been added as a portfolio manager of CRM Small/Mid Cap Value Fund and Robert Maina has been added as a portfolio manager of CRM Mid Cap Value Fund. The following amendments to the Summary Prospectus, Prospectus and Statement of Additional Information reflect this change.

The section titled “Portfolio Manager” in each Fund’s Summary Prospectus and in the corresponding section of the Prospectus is replaced with the following text:

CRM SMALL/MID CAP VALUE FUND

PORTFOLIO MANAGERS

Thad Pollock, CFA, CAIA and Mimi Morris jointly lead the team that is responsible for the day-to-day management of the Fund. Mr. Pollock has served as a portfolio manager of the Fund since 2016. Ms. Morris has served as a portfolio manager of the Fund since 2023.

CRM MID CAP VALUE FUND

PORTFOLIO MANAGERS

Thad Pollock, CFA, CAIA and Robert Maina jointly lead the team that is responsible for the day-to-day management of the Fund. Mr. Pollock has served as a portfolio manager of the Fund since 2012. Mr. Maina has served as a portfolio manager of the Fund since 2023.

In the section of the Prospectus titled “Management of the Funds – Portfolio Managers,” the table is amended to add Mimi Morris as a portfolio manager of CRM Small/Mid Cap Value Fund and Robert Maina as a portfolio manager of CRM Mid Cap Value Fund, and the biographical information for Ms. Morris and Mr. Maina is amended to reflect their appointment as portfolio managers of these funds.

The introduction to the section of the Statement of Additional Information titled “Investment Advisory and Other Services – Portfolio Managers” is amended to add Mimi Morris as a portfolio manager of CRM Small/Mid Cap Value Fund and Robert Maina as a portfolio manager of CRM Mid Cap Value Fund.

The following information is added to the tables in the section of the Statement of Additional Information titled “Investment Advisory and Other Services – Portfolio Managers – Other Accounts Managed by Portfolio Managers”:

Other Accounts Managed excluding accounts that are assessed a performance-based advisory fee

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert Maina*	No other registered investment companies	1 other pooled investment vehicle with $12,577,694 in total assets under management	30 other accounts with $276,150,703 in total assets under management
Madeleine “Mimi” B. Morris*	No other registered investment companies	1 other pooled investment vehicle with $119,451,558 in total assets under management	102 other accounts with $208,228,891 in total assets under management

*Information is as of March 31, 2023.

Other Accounts Managed that are assessed a performance-based advisory fee

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert Maina*	No other registered investment companies	No other pooled investment vehicles	1 other account with $34,899,871 in total assets under management
Madeleine “Mimi” B. Morris*	No other registered investment companies	2 other pooled investment vehicles with $104,640,842 in total assets under management	6 other accounts with $102,885,400 in total assets under management

*Information is as of March 31, 2023.

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